Related Party Transactions (Details) - Schedule of outstanding balances transactions with related parties - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current payables (purchases of goods and services)
Entities controlled by key management personnel	$ 77,000	$ 70,000